Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Select Small Cap Value Fund - Class A [Member] | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund - Class A [Member] | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Class A [Member] | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Class A [Member] | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Class A [Member] | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Class A [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Class A [Member] | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Class A [Member] | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Class A [Member] | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Class A [Member] | Atlantic Union Bankshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Select Small Cap Value Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Small Cap Value Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Select Small Cap Value Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Small Cap Value Fund - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Small Cap Value Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Small Cap Value Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Small Cap Value Fund - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Small Cap Value Fund - Class A [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Select Small Cap Value Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Atlantic Union Bankshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Select Small Cap Value Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Atlantic Union Bankshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Select Small Cap Value Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Atlantic Union Bankshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Select Small Cap Value Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%